Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Jun. 21, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	337,500		337,500		50,000,000
Preferred stock, shares issued	1,334		1,334		1,000,000
Preferred stock, shares outstanding	1,334		1,334		1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	60,000,000	8,888,000,000	60,000,000		8,888,000,000
Common stock, shares issued	9,946,921		6,816,281	4,447,676,982	3,947,676,982
Common stock, shares outstanding	9,946,921		6,816,281	4,447,676,982	3,947,676,982